Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

VMC Master Lender L.P. 901 Marquette Avenue S, Suite 3300 Minneapolis, Minnesota 55402

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of VMC Finance 2022-FL6 LLC, Secured Floating Rate Notes. VMC Master Lender L.P. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC, Credit Suisse Securities (USA) LLC, Goldman Sachs & Co. LLC and Morgan Stanley & Co. LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 28, 2022, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 19 mortgage assets secured by 19 mortgaged properties (the “Mortgage Assets”).

From July 29, 2022 through September 28, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets, except for the Delayed Closed Asset (as defined herein).

In addition, representatives of the Company provided us with a schedule of adjustment amounts for certain Mortgage Assets, attached here to as Appendix B, for purposes of our recalculation of certain Characteristics (as defined herein).

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics indicated on Appendix A or identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, at the instruction of the Company, we did not perform any procedures with respect to the Mortgage Asset indicated on the attached Appendix C (the “Delayed Closed Asset”).

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 28, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each applicable Mortgage Asset (the “Source Documents”):

•	Loan agreement, promissory note, management agreement, participation agreement, draft participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement and mezzanine promissory note (collectively, the “Mezzanine Loan Agreement”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (collectively, the “Asset Summary Report”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report or draft property condition report (collectively, the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report or draft Environmental Site Assessment Phase I environmental report (collectively, the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report or draft seismic report (collectively, the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	STR Global’ s Monthly STAR Report (the “STR Report”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Closing Status	None – Company Provided
3	Loan Type	Loan Agreement
4	Property Name	None – Company Provided
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	Property County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy %	Rent Roll/STR Report
17	Occupancy Source Date	Rent Roll/STR Report
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Principals (Individuals)	Loan Agreement
22	Related Borrower (Y/N)	None – Company Provided
23	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (P&I)	Not Applicable
25	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
26	Commitment Original Balance ($)	Loan Agreement
27	Initial Funded Amount ($)	Loan Agreement
28	Future Funding Trigger / Requirements	Loan Agreement
29	Cut-off Date Future Funding Remaining Balance ($)	Servicer Report
30	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
31	Mortgage Asset Cut-off Date Balance ($)	None – Company Provided
32	Mortgage Asset % of Total Cut-off Date Balance	Refer to Calculation Procedures below
33	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
34	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
35	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
36	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
37	Note Date	Loan Agreement
38	First Payment Date	Loan Agreement
39	Initial Maturity Date	Loan Agreement
40	Fully Extended Maturity Date	Loan Agreement
41	Initial Loan Term (Original)	Refer to Calculation Procedures below
42	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
43	Cut-off Date Seasoning	Refer to Calculation Procedures below
44	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
45	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
46	Extension Options	Loan Agreement

Count	Characteristic	Source Document
47	Extension Options Description	Loan Agreement
48	1st Extension Option Description	Loan Agreement
49	2nd Extension Option Description	Loan Agreement
50	3rd Extension Option Description	Loan Agreement
51	4th Extension Option Description	Loan Agreement
52	5th Extension Option Description	Loan Agreement
53	First Extension Period (Months)	Loan Agreement
54	First Extension Fee %	Loan Agreement
55	First Extension Fee ($)	Loan Agreement
56	First Extension Floor	Loan Agreement
57	First Extension Cap	Loan Agreement
58	Second Extension Period (Months)	Loan Agreement
59	Second Extension Fee %	Loan Agreement
60	Second Extension Fee ($)	Loan Agreement
61	Second Extension Floor	Loan Agreement
62	Second Extension Cap	Loan Agreement
63	Third Extension Period (Months)	Loan Agreement
64	Third Extension Fee %	Loan Agreement
65	Third Extension Fee ($)	Loan Agreement
66	Third Extension Floor	Loan Agreement
67	Third Extension Cap	Loan Agreement
68	Fourth Extension Period (Months)	Not Applicable
69	Fourth Extension Fee %	Not Applicable
70	Fourth Extension Fee ($)	Not Applicable
71	Fourth Extension Floor	Not Applicable
72	Fourth Extension Cap	Not Applicable
73	Fifth Extension Period (Months)	Not Applicable
74	Fifth Extension Fee %	Not Applicable
75	Fifth Extension Fee ($)	Not Applicable
76	Fifth Extension Floor	Not Applicable
77	Fifth Extension Cap	Not Applicable
78	Exit Fee %	Loan Agreement
79	Exit Fee ($)	Loan Agreement
80	Exit Fee Balance	Loan Agreement
81	Rate Type	Loan Agreement
82	Index for Floating Rate	Loan Agreement
83	Fully Funded Mortgage Loan Margin %	Loan Agreement
84	Rounding Factor	Loan Agreement
85	Time of Rounding (Before Spread, After Spread)	Loan Agreement
86	Rounding Direction	Loan Agreement
87	Lookback Period	Loan Agreement
88	Interest Rate Floor %	Loan Agreement
89	Mortgage Rate Floor	Loan Agreement
90	Interest Rate Cap Strike Price %	Interest Rate Cap Agreement
91	Mortgage Rate Cap	Loan Agreement
92	Interest Rate Cap Provider	Interest Rate Cap Agreement
93	Interest Rate Cap Provider Rating	Ratings Screenshots
94	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
95	Interest Accrual Basis	Loan Agreement

Count	Characteristic	Source Document
96	Interest Rate Change	Loan Agreement
97	Interest Rate Change Amount	Loan Agreement
98	Interest Rate Change Trigger	Loan Agreement
99	Grace Period Default (Days)	Loan Agreement
100	Grace Period Late (Days)	Loan Agreement
101	Grace Period Balloon (Days)	Loan Agreement
102	Original Prepayment Provision	Loan Agreement
103	Remaining Prepayment Provision	Loan Agreement
104	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
105	Rate for Prepayment Protection	Loan Agreement
106	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
107	Partial Release and/or Prepayment Description	Loan Agreement
108	IO Number of Months through Initial Term	Loan Agreement
109	IO Number of Months through Fully Extended Loan Term	Loan Agreement
110	Amortization Style	Loan Agreement
111	Amort Number of Months	Loan Agreement
112	Amortization Rate	Not Applicable
113	Amortization Rate Mechanics	Loan Agreement
114	Amortization Basis	Loan Agreement
115	Amortization Type During Initial Term	Loan Agreement
116	Amortization Type During Extensions	Loan Agreement
117	Appraisal Valuation Date	Appraisal Report
118	As-Is Appraised Value	Appraisal Report
119	Stabilized Appraised Value	Appraisal Report
120	Appraisal Anticipated Stabilization Date	Appraisal Report
121	USPAP Appraisal (Y/N)	Appraisal Report
122	FIRREA Appraisal (Y/N)	Appraisal Report
123	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
124	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
125	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
126	Third Most Recent As Of Date	Asset Summary Report/Underwriting Model
127	Third Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
128	Third Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
129	Third Most Recent Actual NOI	Asset Summary Report/Underwriting Model
130	Third Most Recent Actual NCF	Asset Summary Report/Underwriting Model
131	Second Most Recent As Of Date	Asset Summary Report/Underwriting Model
132	Second Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
133	Second Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
134	Second Most Recent Actual NOI	Asset Summary Report/Underwriting Model
135	Second Most Recent Actual NCF	Asset Summary Report/Underwriting Model
136	Most Recent As Of Date	Asset Summary Report/Underwriting Model
137	Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
138	Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
139	Most Recent Actual NOI	Asset Summary Report/Underwriting Model
140	Most Recent Actual NCF	Asset Summary Report/Underwriting Model
141	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
142	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below

Count	Characteristic	Source Document
143	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
144	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
145	Underwritten Occupancy %	Asset Summary Report/Underwriting Model
146	Underwritten Revenues	Asset Summary Report/Underwriting Model
147	Underwritten Expenses	Asset Summary Report/Underwriting Model
148	Underwritten NOI	Asset Summary Report/Underwriting Model
149	Underwritten Reserves	Asset Summary Report/Underwriting Model
150	Underwritten NCF	Asset Summary Report/Underwriting Model
151	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
152	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
153	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
154	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
155	Underwritten Stabilized Occupancy %	Asset Summary Report/Underwriting Model
156	Underwritten Stabilized Revenues	Asset Summary Report/Underwriting Model
157	Underwritten Stabilized Expenses	Asset Summary Report/Underwriting Model
158	Underwritten Stabilized NOI	Asset Summary Report/Underwriting Model
159	Underwritten Stabilized Reserves	Asset Summary Report/Underwriting Model
160	Underwritten Stabilized NCF	Asset Summary Report/Underwriting Model
161	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
162	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
163	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
164	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
165	Appraisal Stabilized Occupancy %	Underwriting Model
166	Appraisal Stabilized Revenues	Underwriting Model
167	Appraisal Stabilized Expenses	Underwriting Model
168	Appraisal Stabilized NOI	Underwriting Model
169	Appraisal Stabilized Reserves	Underwriting Model
170	Appraisal Stabilized NCF	Underwriting Model
171	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
172	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
173	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
174	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
175	Loan Cross Portfolio Name	None – Company Provided
176	Lien Position	Title Policy
177	Full Recourse (Y/N/Partial)	Guaranty
178	Recourse Provisions	Guaranty
179	Recourse Carveout Guarantor	Loan Agreement/Guaranty
180	Title Vesting (Fee/Leasehold/Both)	Title Policy

Count	Characteristic	Source Document
181	Ground Lease Payment (Annual)	Ground Lease
182	Ground Lease Initial Expiration Date	Ground Lease
183	Ground Lease Extension (Y/N)	Ground Lease
184	# of Ground Lease Extension Options	Ground Lease
185	Ground Lease Expiration Date with Extension	Ground Lease
186	Type of Lockbox	Loan Agreement/CMA
187	Cash Management (Springing/In-place)	Loan Agreement/CMA
188	Lockbox Trigger Event	Loan Agreement/CMA
189	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
190	Environmental Escrow (Cut-off Date)	Servicer Report
191	Tax Escrow (Cut-off Date)	Servicer Report
192	Tax Escrow (Monthly)	Servicer Report
193	Springing Tax Escrow Description	Loan Agreement/Servicer Report
194	Insurance Escrow (Cut-off Date)	Servicer Report
195	Insurance Escrow (Monthly)	Servicer Report
196	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
197	Replacement Reserve (Cut-off Date)	Servicer Report
198	Replacement Reserve (Monthly)	Servicer Report
199	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
200	TI/LC Reserve (Cut-off Date)	Servicer Report
201	Monthly TI/LC Reserve ($)	Servicer Report
202	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
203	Interest Reserve (Cut-off Date)	Servicer Report
204	Monthly Interest Reserve ($)	Servicer Report
205	Springing Interest Reserve Description	Loan Agreement/Servicer Report
206	Cut-off Other Reserve 1 ($)	Servicer Report
207	Other Escrow 1 (Monthly)	Servicer Report
208	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
209	Cut-off Other Reserve 2 ($)	Servicer Report
210	Other Escrow 2 (Monthly)	Servicer Report
211	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
212	Cut-off Other Reserve 3 ($)	Servicer Report
213	Other Escrow 3 (Monthly)	Servicer Report
214	Other (Springing) Escrow Reserve 3 Description	Loan Agreement/Servicer Report
215	Excess Cash Reserve (Cut-off Date)	Servicer Report
216	Excess Cash Reserve Description	Loan Agreement/Servicer Report
217	Engineering Report Date	Property Condition Report
218	Environmental Report Date (Phase I)	ESA Phase I Report
219	Environmental Report Date (Phase II)	ESA Phase II Report
220	Environmental Insurance (Y/N)	Insurance Certificate
221	Seismic Report Date	Seismic Report
222	Seismic PML %	Seismic Report
223	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
224	Single-Tenant (Y/N)	Rent Roll
225	Property Manager	Loan Agreement/Management Agreement
226	TIC (Y/N)	Loan Agreement
227	Max Number of TICs	Loan Agreement
228	Single Purpose Borrower (Y/N)	Loan Agreement

Count	Characteristic	Source Document
229	Independent Director (Y/N)	Loan Agreement
230	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
231	DST (Y/N)	Loan Agreement
232	IDOT (Y/N)	Loan Agreement
233	Largest Tenant Name	Rent Roll
234	Largest Tenant SqFt	Rent Roll
235	Largest Tenant Exp Date	Rent Roll
236	2nd Largest Tenant Name	Rent Roll
237	2nd Largest Tenant SqFt	Rent Roll
238	2nd Largest Tenant Exp Date	Rent Roll
239	3rd Largest Tenant Name	Rent Roll
240	3rd Largest Tenant SqFt	Rent Roll
241	3rd Largest Tenant Exp Date	Rent Roll
242	4th Largest Tenant Name	Rent Roll
243	4th Largest Tenant Sqft	Rent Roll
244	4th Largest Tenant Exp Date	Rent Roll
245	5th Largest Tenant Name	Rent Roll
246	5th Largest Tenant Sqft	Rent Roll
247	5th Largest Tenant Exp Date	Rent Roll
248	Senior Debt Amount	Not Applicable
249	Senior Debt Holder	Not Applicable
250	Rate	Not Applicable
251	Floor	Not Applicable
252	Maturity	Not Applicable
253	Amort	Not Applicable
254	Administrative Fee Rate	Not Applicable
255	Net Mortgage Rate	Not Applicable
256	In-place Senior Debt Service	Not Applicable
257	As Stabilized Senior Debt Service	Not Applicable
258	Funded Companion Participation Cut-off Date Balance (Not in Trust)	Loan Agreement/Servicer Report
259	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
260	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Not Applicable
261	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
262	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
263	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
264	B Note / Mezz Loan %	None – Company Provided
265	Permitted Future Debt (Y/N)	None – Company Provided
266	Type	Not Applicable

Calculation Procedures

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (a) Fully Funded Loan Margin and (b) Interest Rate Floor % and (iii) a fraction equal to 365/360.

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 32, we recomputed the Mortgage Asset % of Total Cut-off Date Balance by dividing the Mortgage Asset Cut-off Date Balance ($) by the sum of the Mortgage Asset Cut-off Date Balances ($) of all the Mortgage Assets.

With respect to Characteristic 33, for all Mortgage Assets we set the Mortgage Loan Balloon Payment ($) equal to Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 34, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units.

With respect to Characteristic 35, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Commitment Original Balance ($) by No of Units.

With respect to Characteristic 36, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 41, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 42, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 43, we recomputed the Cut-off Date Seasoning by determining the number of payment dates (not less than 0) from and inclusive of the First Payment Date to and inclusive of the payment date in September 2022 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 44, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 45, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 94, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) an (i) “Assumed SOFR” of 2.31337% (as stipulated by representatives of the Company) for the Mortgage Assets which the characteristic identified on the Data File as Index for Floating Rate is shown as “Term SOFR” or (ii) “Assumed LIBOR” of 2.36814% (as stipulated by representatives of the Company) for the Mortgage Assets which the characteristic identified on the Data File as Index for Floating Rate is shown as “One Month LIBOR”, as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction, subject to the Mortgage Rate Floor.

With respect to Characteristic 123, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by As-Is Appraised Value.

With respect to Characteristic 124, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($) by Stabilized Appraised Value, if any, else by the As-Is Appraised Value.

With respect to Characteristic 125, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by Stabilized Appraised Value, if any, else by the As-Is Appraised Value.

With respect to Characteristic 141, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 142, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 143, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by Mortgage Loan Cut-off Date Balance ($).This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 144, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by Mortgage Loan Cut-off Date Balance ($).This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 151, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by Annual Debt Service Payment (IO), reduced by the amount shown for such Mortgage Assets in the table on Appendix B under the column heading “DSCR Adjustment” (the “DSCR Adjustment”). Further, with respect to the Mortgage Assets identified on the Data File as “1500 Oak,” “Elements on 3rd” and “109 Tower” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 152, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by Annual Debt Service Payment (IO), reduced by the DSCR Adjustment (as applicable). Further, with respect to the Mortgage Assets identified on the Data File as “1500 Oak,” “Elements on 3rd,” “Hampton Inn Miami Beach” and “109 Tower” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Mortgage Asset is equal to 1.00.

With respect to Characteristic 153, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 154, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 161, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment (as defined below). The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the Commitment Original Balance ($), (b) greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (1) Fully Funded Loan Margin and (2) Interest Rate Floor % and (c) a fraction equal to 365/360.

With respect to Characteristic 162, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 163, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 171, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 172, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 173, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Future Funding Remaining Balance ($). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 259, we recomputed the Cut-off Date Total Debt Balance by summing the (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Subordinate Debt/Mezz Loan Bal ($).

With respect to Characteristic 261, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (a) Cut-off Date Total Debt Balance, by (b) As-Is Appraised Value.

With respect to Characteristic 262, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) by summing the (a) Annual Debt Service Payment (IO) and (b) the mezzanine annual debt service (as derived from the Mezzanine Loan Agreement), as applicable.

With respect to Characteristic 263, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($), reduced by the DSCR Adjustment (as applicable). Further, with respect to the Mortgage Assets identified on the Data File as “1500 Oak,” “Elements on 3rd,” “Hampton Inn Miami Beach” and “109 Tower”, we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Mortgage Asset is equal to 1.00.

Appendix B

Mortgage Asset	DSCR Adjustment
Hampton Inn Miami Beach	$250,000
109 Tower	$499,986

Appendix C

Delayed Closed Asset
Yeadon Industrial